Subsequent Events (Detail Textuals)	0 Months Ended				1 Months Ended	9 Months Ended		12 Months Ended					99 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended																		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended			0 Months Ended							1 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended						1 Months Ended	0 Months Ended					1 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended					0 Months Ended		1 Months Ended	0 Months Ended
	Sep. 03, 2014 USD ($)	Mar. 14, 2014 USD ($)	Jan. 10, 2014 USD ($)	Oct. 15, 2013 USD ($)	Jun. 24, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 2014 USD ($)	Dec. 31, 2013 2015 USD ($)	Sep. 19, 2013 Restricted Stock [Member] USD ($)	Aug. 30, 2013 Restricted Stock [Member] USD ($)	Jul. 31, 2013 Restricted Stock [Member] USD ($)	May 31, 2013 Restricted Stock [Member] USD ($)	Feb. 13, 2014 Plan 401 K Restricted Stock [Member] USD ($)	Jan. 15, 2013 Plan 401 K Restricted Stock [Member] USD ($)	May 06, 2014 Standby Equity Distribution Agreement USD ($)	Apr. 22, 2014 Standby Equity Distribution Agreement USD ($)	Mar. 21, 2014 Standby Equity Distribution Agreement USD ($)	Feb. 14, 2014 Standby Equity Distribution Agreement USD ($)	Jan. 24, 2014 Standby Equity Distribution Agreement USD ($)	Jan. 17, 2014 Standby Equity Distribution Agreement USD ($)	Jan. 08, 2014 Standby Equity Distribution Agreement USD ($)	Dec. 18, 2013 Standby Equity Distribution Agreement USD ($)	Nov. 26, 2013 Standby Equity Distribution Agreement USD ($)	Oct. 15, 2013 Standby Equity Distribution Agreement USD ($)	Sep. 11, 2013 Standby Equity Distribution Agreement USD ($)	Jul. 17, 2013 Standby Equity Distribution Agreement USD ($)	Jun. 03, 2013 Standby Equity Distribution Agreement USD ($)	May 22, 2013 Standby Equity Distribution Agreement USD ($)	May 14, 2013 Standby Equity Distribution Agreement USD ($)	Apr. 26, 2013 Standby Equity Distribution Agreement USD ($)	Sep. 30, 2013 Standby Equity Distribution Agreement USD ($)	Jul. 31, 2013 Standby Equity Distribution Agreement USD ($)	Jun. 30, 2013 Standby Equity Distribution Agreement USD ($)	Sep. 30, 2014 Standby Equity Distribution Agreement	Dec. 31, 2013 Standby Equity Distribution Agreement USD ($)	Sep. 30, 2014 Minimum Build Obligation [Member]	Sep. 30, 2014 Usufruct Agreement [Member]	Sep. 30, 2014 Development Agreement [Member] USD ($)	Aug. 15, 2014 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Apr. 11, 2014 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Mar. 14, 2014 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Jul. 29, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Jul. 09, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	May 27, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Feb. 14, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Jun. 24, 2014 Accredited Investor [Member] Restricted Stock [Member] USD ($)	May 31, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Dec. 24, 2013 Consultant Restricted Stock [Member] USD ($)	Sep. 30, 2013 Consultant Restricted Stock [Member] USD ($)	Jan. 31, 2012 Consultant Restricted Stock [Member] USD ($)	Dec. 31, 2013 Consultant Restricted Stock [Member] USD ($)	Jan. 05, 2015 Subsequent Event USD ($)	Nov. 20, 2014 Subsequent Event USD ($)	Nov. 10, 2014 Subsequent Event USD ($)	Nov. 07, 2014 Subsequent Event USD ($)	Nov. 07, 2014 Subsequent Event OMR	Oct. 02, 2014 Subsequent Event USD ($)	Oct. 03, 2014 Subsequent Event	Apr. 11, 2014 Subsequent Event USD ($)	Apr. 11, 2014 Subsequent Event OMR	Mar. 03, 2014 Subsequent Event USD ($)	Mar. 03, 2014 Subsequent Event OMR	Jan. 10, 2014 Subsequent Event USD ($)	Mar. 28, 2014 Subsequent Event USD ($)	Nov. 13, 2014 Subsequent Event	Nov. 20, 2014 Subsequent Event Investor [Member]	Nov. 20, 2014 Subsequent Event Other Investor [Member]	Dec. 31, 2014 Subsequent Event Other Investor [Member] USD ($)	Dec. 29, 2014 Subsequent Event Non-U.S. Finder [Member] USD ($)	Nov. 19, 2014 Subsequent Event Non-U.S. Finder [Member] USD ($)	Nov. 19, 2014 Subsequent Event Non-U.S. Finder [Member] OMR	Nov. 21, 2014 Subsequent Event Non-U.S. Finder [Member] USD ($)	Sep. 30, 2014 Subsequent Event Non-U.S. Finder [Member] USD ($)	Dec. 31, 2015 Subsequent Event Non-U.S. Finder [Member] USD ($)	Jan. 06, 2015 Subsequent Event Non-U.S. Finder [Member] USD ($)	Jan. 06, 2015 Subsequent Event Non-U.S. Finder [Member] OMR	Oct. 02, 2014 Subsequent Event Omagine LLC	Oct. 06, 2014 Subsequent Event Omagine LLC USD ($)	Oct. 02, 2014 Subsequent Event Omagine LLC	Sep. 17, 2014 Subsequent Event Omagine LLC OMR	Feb. 13, 2014 Subsequent Event Plan 401 K Restricted Stock [Member] USD ($)	Mar. 28, 2014 Subsequent Event 2014 Stock Option Plan USD ($)	Mar. 06, 2014 Subsequent Event 2014 Stock Option Plan	Apr. 08, 2014 Subsequent Event Standby Equity Distribution Agreement USD ($)	Feb. 28, 2014 Subsequent Event Standby Equity Distribution Agreement USD ($)	Jan. 31, 2014 Subsequent Event Standby Equity Distribution Agreement USD ($)	Apr. 11, 2014 Subsequent Event $5 Warrant	Apr. 11, 2014 Subsequent Event $10 Warrant	Sep. 22, 2014 Subsequent Event OMAG Final Equity Investment OMR	Apr. 11, 2014 Subsequent Event Accredited Investor [Member]	Mar. 14, 2014 Subsequent Event Accredited Investor [Member] USD ($)	Apr. 30, 2014 Subsequent Event Accredited Investor [Member] USD ($)	Apr. 11, 2014 Subsequent Event Accredited Investor One [Member]	Dec. 29, 2014 Subsequent Event Consultant	Dec. 29, 2014 Subsequent Event Director and Officer
Subsequent Events (Textual)
Finder fee expense																																														$ 16,800																																							$ 16,375
Proceeds from sale of common stock						952,100	382,720	407,720	90,000				3,278,820																																																15,000	30,000		327,500
Restricted stock discount						17.00%		18.00%																																																		17.00%												17.00%	17.00%
Method of discount calculation																																																										Finnerty Method												Finnerty Method	Finnerty Method
Warrants expiration																																																											June 30, 2015 to December 31, 2015.																																						Warrants that expire on December 31, 2014
Restricted shares of common stock issued, Shares	10,000	3,500	34,374		15,000			100,000										37,273	33,889																												150,000	70,000	27,273	10,000	8,889	100,000		25,000	19,988				36,483	400,000					250,000					34,374			150,000	250,000					400,000																			70,000	150,000
Restricted shares of common stock issued, Value	9,020	6,101	26,248		19,920	642,100		75,000										40,000	35,000																												150,000	70,000	30,000	10,000	10,000	125,000	422,100	25,000	18,189					800,000										26,248																												70,000	150,000
Proceeds from issuance of common stock to YA				15,000		310,000		205,000	90,000	230,000												50,000	150,000	25,000	150,000	25,000	20,000	25,000	15,000	15,000	10,000	10,000	25,000	50,000	35,000	35,000	25,000	10,000	25,000	145,000		145,000																																																	25,000	175,000	60,000
Number of common stock issued to YA				16,754																		32,270	85,822	13,597	68,493	31,705	24,912	29,687	18,277	16,754	10,371	9,686	22,762	35,026	24,446	23,436	20,613	9,686	22,762	103,521																																																			13,597	100,198	72,876
Number of shares committed to issue to eligible employees																				73,315	55,253																																																																			75,315
Value of the shares committed to issue to eligible employees						76,250														76,250	76,250																																																																			76,250
Closing bid price																																																										$ 0.91												$ 0.92	$ 2.10																	$ 1.04
Additional advances																																																																		31,200	12,000	36,400	14,000
Total advances																																																																		106,600	41,000
Number of eligible employees																																																																																								Two of the three such eligible employees are directors of the Company and all three are officers of the Company.
Common stock reserve for issuance																																																																																										3,000,000							1,195,300			1,636,420
Issuance of common stock for consulting services											7,501	750				9,020	29,520																																							5,330	3,250	15,021													3,500
Number of shares issued for services																10,000	30,000																																							5,000	1,994	19,988													6,101
Stock option granted																																																																												1,965,000					950,000								40,000												50,000	900,000
Stock option granted, value																																																																																									55,376
Stock options vested																																																																												950,000													30,000
Stock options expected to vest																																																																																									10,000
Stock options exercisable price																																																																																	$ 2.55								$ 1.80
Stock option expiration period																																																																																									5 years
Stock Options term, assumptions																																																																																368 days									5 years
Stock Options volatility, assumptions																																																																																147.00%									106.00%
Stock options cost, expensed														51,914	3,462
Common stock, shares issued						16,185,798		14,935,038	14,369,041				14,935,038																																																																																				15,454,898
Stock Options risk free interest rate, assumptions																																																																																0.25%									1.75%
Common stock, shares outstanding						16,185,798		14,935,038	14,369,041				14,935,038																																																																																				15,454,898			15,896,018
Accredited investor percentage																																																																																																	7.70%			10.30%
Class of warrant or right exercisable																																																																																														220,560	220,560		441,120
Class of warrant or right, unissued																																																																																																	441,120
Additional cash capital contributions																																																														13,000	5,000														13,000	5,000,000
Number of restricted shares issued		70,000			362,308																																				85,822						150,000														7,440	14,881	14,881
Cash advances																																																														195,000																				208,000	80,000				5,000									70,000
Warrants exercise price																																																																$ 1.31
Ownership percentage owned by Omagine Inc.																																																																																						60.00%
Term of agreement																																											5 years	50 years	5 years																																							20 years
Percentage of usufruct rent																																												0.50%
Rent																																													600
Description of rent
The DA specifies that the initial 5 year period commencing on the Effective Date shall be a rent free period and that the Annual Usufruct Rent thereafter will be based on the built but unsold commercial area only of the Omagine Project (approximately 150,000 sq. meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current Annual Usufruct Fee of 0.30 Omani Rials ($0.78) per square meter.

Restricted common shares price per share																																																												$ 2.00
Issuance of non-U.S. finder restricted common shares																																																																															20,000
Issuance of non-U.S. finder restricted common shares, value																																																																															40,000
Number of warrants granted and outstanding																																																											6,422,124													6,932,124
Restricted Common Shares at the discounted valuation																																																											76,250
Share price																																																																												$ 1.70				$ 2.52
Estimated fair value of stock options																																																																											$ 1,277,370						$ 3,115,704